Provision for Risks - Schedule of Provision Activity (Details) - Provision Activity [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision Activity [Line Items]
Balance beginning	R$ 31,032	R$ 32,586	R$ 673
Provisions acquired in business combination (note 5)			22,651
Reversal of provision	(3,292)	(5,307)
Provision recorded during the period	1,777	3,753	9,262
Additions by acquisition	1,184
Additions by merger	119
Provision paid during the period
Balance ending	R$ 30,820	R$ 31,032	R$ 32,586